Capital structure and financial items - Change in working capital - Change in Working Capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	kr (963)	kr (1,032)	kr (1,583)
Trade receivables	(2,621)	69	(4,749)
Other receivables and prepayments	(662)	(17)	(154)
Trade payables	1,146	(401)	1,084
Other liabilities	(348)	265	1,526
Adjustment for payables related to non-current assets	84	(1,143)	0
Change in working capital before exchange rate adjustments	(3,364)	(2,259)	(3,876)
Exchange rate adjustments	(6)	(1,375)	168
Cash flow change in working capital	kr (3,370)	kr (3,634)	kr (3,708)